Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 29, 2014 to the

Statutory Prospectus for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Structured Return Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Structured Return Fund
Expense [Heading]	rr_ExpenseHeading	Within the Fund Summary relating to the Fund, the Annual Fund Operating Expenses table in the subsection entitled "Fees and Expenses of the Fund" is hereby deleted and replaced in its entirety with the following:
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-07-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Within the Fund Summary relating to the Fund, the table in the subsection entitled "Fees and Expenses of the Fund-Examples" is hereby replaced with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	The second paragraph in the subsections entitled "Principal Investment Strategies" within the Fund Summary relating to the Fund and within the "Principal Investments and Strategies of Each Fund-AllianzGI Structured Return Fund" section of the Prospectus, is hereby restated in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its long equity exposure, the Fund expects to invest typically in one or more exchange traded funds (ETFs), such as the SPDR® S&P 500® ETF, that are intended to achieve exposure to and approximate the relative weighting of stocks in the S&P 500 Index, which may include real estate investment trusts (REITs). The Fund may also invest in all of the companies included in the S&P 500 Index, seeking to replicate approximately the relative weighting of the stocks in the S&P 500 Index. To the extent the portfolio managers identify efficiencies in achieving exposure to the desired stocks through other instruments, the Fund may also invest in stock index futures, other ETFs and other derivative instruments.

Risk [Heading]	rr_RiskHeading	Within the Fund Summary relating to the Fund, the following is hereby added to the subsection entitled "Principal Risks":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Within the Fund Summary relating to the Fund, the following is hereby added to the subsection entitled “Principal Risks”:

Underlying Fund and Other Acquired Fund Risks: The Fund will be affected by factors, risks and performance specific to Other Acquired Funds.

A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.43%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(4.19%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.24%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,781
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,370
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	669
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,730
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,781
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,370
C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.00%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.99%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,837
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,232
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,262
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,837
Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.73%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,799
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	887
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,693
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,799
P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.06%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(2.97%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.09%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,831
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,072
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	963
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,831
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,072
D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.38%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.14%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction	rr_NetExpensesOverAssets	1.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,041
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,332
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	126
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,041
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,967
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,332

[1]	Acquired Fund Fees and Expenses for the Fund are based upon an estimated allocation of the Fund's assets among the Other Acquired Funds and upon the total annual operating expenses of Other Acquired Funds for the current fiscal year. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through July 31, 2015, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.15% for Class A shares, 1.90% for Class C shares, 0.90% for Institutional Class shares, 1.00% for Class P shares and 1.15% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expenses limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.